Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions and outstanding balances for related party [Abstract]
Disclosure Of Amounts Receivable Related Party Transactions [Text Block]
The detail of the accounts receivable and payable from related parties are detailed as follows:

Accounts receivable from related parties

Current:

Tax ID	Company	Country of origin	Ref,	Relationship	Transaction	Currency	As of December 31, 2022	As of December 31, 2021
							ThCh$	ThCh$
6,770,473-8	Armin Kunstmann Telge	Chile	(1)	Chairman of subsidiary	Sales of products	CLP	98	58
6,972,382-9	Pablo José Granifo Lavín	Chile	(1)	Director	Sales of products	CLP	-	401
6,062,786-K	Andrónico Luksic Craig	Chile	(1)	Chairman of CCU	Sales of products	CLP	438	724
6,525,286-4	Francisco Pérez Mackenna	Chile	(1)	Director	Sales of products	CLP	160	302
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(4)	Shareholder of subsidiary	Sale of shares	CLP	4,197	2,235
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	988	4,040
76,002,201-2	SAAM Puertos S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	49	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	134	-
76,178,803-5	Viña Tabalí S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,935	302
76,275,453-3	Tech Pack S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	50	-
76,363,269-5	Inversiones Alabama Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	718	469
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,153	1,004
76,455,830-8	DiWatts S.A.	Chile	(1)	Related joint venture shareholder	Sales of products	CLP	848	548
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	14,203	26,481
77,003,342-K	Origen Patagónico SpA.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	10,663	9,213
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services provided	CLP	25,098	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Sales of products	CLP	857,808	476,424
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	500	183
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Sales of products	CLP	2,789,247	2,282,642
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,227	585
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Services provided	CLP	4,326	20,427
78,306,560-6	Inmobiliaria e Inversiones Río Claro S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	184	-
81,095,400-0	Sonacol S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,099	282
81,148,200-5	Ferrocarril de Antofagasta a Bolivia S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,250	5,053
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Advance purchase	CLP	796,841	952,000
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	74,663	36,710
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	3,015	4,534
84,356,800-9	Watts S.A.	Chile	(1)	Related joint venture shareholder	Sales of products	CLP	14,783	11,891
90,160,000-7	Compañía Sud Americana de Vapores S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	1,325	306
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Services provided	CLP	113,782	-
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Sales of products	CLP	37,836	22,086
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Sales of products	CLP	4,085	3,207
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,579	6,585
93,920,000-2	Antofagasta Minerals S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	1,964
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	275,402	279,796
96,536,010-7	Inversiones Consolidadas Ltda.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	683	421
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,068	1,069
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Sales of products	CLP	41,492	23,215
96,610,780-4	Portuaria Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	232	496
96,645,790-2	Socofin S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	174	1,548
96,657,210-8	Transportes Fluviales Corral S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	301	937
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	957	303
96,847,140-6	Inmobiliaria Norte Verde S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	386
96,892,490-7	Administracion y Servicios Generales LQ S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	-	158
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	3,716	2,733
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	2,410	2,291
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Services provided	CLP	692,100	851,941
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	73,164	44,014
99,506,030-2	Muellaje del Maipo S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	5,601	2,600
99,511,240-K	Antofagasta Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Sales of products	CLP	4,623	2,193
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Sales of products	USD	15,333	-
0-E	Fundación Ramón T. Cartes	Paraguay	(2)	Subsidiary related	Donations	PYG	718	-
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Sales of products	PYG	345	281
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Services provided	Euros	239,791	222,226
0-E	Prana S.A.	Paraguay	(2)	Subsidiary related	Services provided	PYG	4,905	-
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Services provided	Euros	69,802	-
Total							6,204,099	5,307,264

Non Current:

Tax ID	Company	Country of origin	Ref,	Relationship	Transaction	Currency	As of December 31, 2022	As of December 31, 2021
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(4)	Shareholder of subsidiary	Sale of shares	CLP	42,506	42,506
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(3)	Shareholder of subsidiary	Loan	UF	-	61,691
Total							42,506	104,197

Disclosure Of Amounts Payable Related Party Transactions [Text Block]
Accounts payable to related parties
Current:

Tax ID	Company	Country of origin	Ref,	Relationship	Transaction	Currency	As of December 31, 2022	As of December 31, 2021
							ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	17,283	8,836
71,238,300-3	Fundación Teletón	Chile	(1)	Related to the Company's general manager	Services received	CLP	208,238	-
76,115,132-0	Canal 13 SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	279,560	254,330
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	7,138	20,858
76,455,830-8	DiWatts S.A.	Chile	(1)	Related joint venture shareholder	Purchase of products	CLP	302,729	202,828
76,486,051-9	Inversiones Río Elqui SpA.	Chile	(5)	Related to non-controlling subsidiary	Loan	CLP	-	25,694
76,729,932-K	Saam Logistics S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	157,287	168,431
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	(1)	Related to non-controlling subsidiary	Services received	CLP	996	5,157
77,755,610-K	Comercial Patagona Ltda.	Chile	(1)	Subsidiary of joint venture	Services received	CLP	311,959	103,521
78,053,790-6	Servipag Ltda.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	1,173	1,553
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	1,147,715	1,693,360
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	(1)	Shareholder of subsidiary	Services received	CLP	2,090	1,015
84,356,800-9	Watts S.A.	Chile	(2)	Related joint venture shareholder	Royalty	USD	15,995	15,786
90,703,000-8	Nestlé Chile S.A.	Chile	(1)	Shareholder of subsidiary	Purchase of products	CLP	11,464	13,428
91,705,000-7	Quiñenco S.A.	Chile	(1)	Controller's shareholder	Services received	CLP	10,473	478
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	(1)	Related to the controller's shareholder	Purchase of products	CLP	95,039	19,531
94,058,000-5	Servicios Aeroportuarios Aerosan S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	548	5,067
94,625,000-7	Inversiones ENEX S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	12,258	-
96,591,040-9	Empresas Carozzi S.A.	Chile	(1)	Shareholder of joint operation	Purchase of products	CLP	429,337	215,112
96,657,690-1	Inversiones Punta Brava S.A.	Chile	(1)	Related to the controller	Services received	CLP	30,487	-
96,798,520-1	SAAM Extraportuarios S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	16,350	7,604
96,810,030-0	RDF Media SpA.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	2,977	32,576
96,908,930-0	San Vicente Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	-	179
96,908,970-K	San Antonio Terminal Internacional S.A.	Chile	(1)	Related to the controller's shareholder	Services received	CLP	5,479	17,548
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Purchase of products	CLP	3,277,811	2,234,632
96,919,980-7	Cervecería Austral S.A.	Chile	(1)	Joint venture	Royalty	CLP	2,058,046	965,010
97,004,000-5	Banco de Chile	Chile	(1)	Related to the controller's shareholder	Services received	CLP	193,814	52,495
0-E	Central Cervecera de Colombia S.A.S.	Colombia	(2)	Joint venture	Services received	USD	1,286	26,483
0-E	Ecor Ltda.	Bolivia	(2)	Related to the subsidiary's shareholder	Services received	BOB	-	11,466
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	8,160	316
0-E	Enex Paraguay S.A.E.	Paraguay	(2)	Subsidiary related	Purchase of products	PYG	6,850	-
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	6,172	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	USD	2,992,097	6,250,581
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	License and technical assistance	Euros	18,424,398	13,195,268
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	USD	16,876	-
0-E	Heineken Brouwerijen B.V.	Netherlands	(2)	Related to the controller's shareholder	Royalty	Euros	3,982,534	129,600
0-E	Heineken Supply Chain B.V.	Netherlands	(2)	Related to the controller's shareholder	Purchase of products	Euros	9	105,774
0-E	La Misión S.A.	Paraguay	(2)	Subsidiary related	Services received	PYG	439	-
0-E	Nestlé Waters Management & Technology S.A.S.	France	(2)	Related to the subsidiary's shareholder	Services received	Euros	27,182	19,953
0-E	Nestlé Waters Marketing & Distribution S.A.S.	France	(2)	Related to the subsidiary's shareholder	Purchase of products	Euros	502	41,794
0-E	Palermo S.A.	Paraguay	(2)	Related to the subsidiary's shareholder	Services received	PYG	3,544	2,520
0-E	Paulaner Brauerei Gruppe GmbH & Co. KGaA	Germany	(2)	Related to the subsidiary's shareholder	Purchase of products	USD	1,800	99,532
0-E	Prana S.A.	Paraguay	(2)	Subsidiary related	Services received	PYG	128,988	-
0-E	Premium Brands S.R.L.	Bolivia	(2)	Related to the subsidiary's shareholder	Purchase of products	BOB	860	728
0-E	Société des Produits Nestlé S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Royalty	O ther currencies	84,465	151,871
0-E	Tetra Pak Global Distribution S.A.	Switzerland	(2)	Related to the subsidiary's shareholder	Purchase of products	USD	-	54,099
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	(2)	Joint venture	Services received	USD	-	53,305
Total							34,282,408	26,208,319

Disclosure Of Significant Related Party Transactions [Text Block]
For the years ended
December 31, 2022 and 2021, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2022		2021
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,155,452	(1,155,452)	1,862,501	(1,862,501)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	1,849	1,849	2,200	2,200
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	8,471,325	-	19,874,256	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	573,035	-	455,343	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan	-	-	25,000	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan payment	26,088	(1,088)	-	-
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	667,898	-	163,589	-
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	2,240,801	-	1,403,236	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	144,026	(144,026)	123,548	(123,548)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	832,185	644,128	683,279	528,872
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	499,147	(499,147)	514,992	(514,992)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	11,376,459	7,327,373	9,919,947	6,389,260
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	4,136,850	4,136,850	1,288,570	1,288,570
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	-	-	184,143	(184,143)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	20,804,801	-	16,825,818	-
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,497,851	-	2,446,878	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	2,655,807	-	1,119,455	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	9,021	5,956	11,495	7,590
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan and interest	32,772	2,751	36,710	3,009
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	8,447,312	-	6,708,433	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	39,859	27,941	21,151	14,827
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	502,566	(502,566)	487,171	(487,171)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	293,324	(293,324)	153,960	(153,960)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of fixed assets	173,828	-	-	-
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	1,405	1,042	3,280	2,433
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,953,745	1,387,200	1,713,899	1,216,904
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	73,088,417	-	169,256,200	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	10,557	10,557	9,594	9,594
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	149,300,000	-	91,000,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	148,410,149	110,149	116,319,261	17,476,786
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	6,177,739	-	3,930,995	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	137,697	129,228	105,618	99,122
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	1,177	824	-	-
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	449,860	(449,860)	39,223	(39,223)
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	311,390	(311,390)	318,312	(318,312)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	243,771	-	26,759	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	103,396	(103,396)	284,709	(284,709)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	3,374,340	-	1,771,495	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	23,629,417	-	18,180,143	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	376,620	376,620	326,264	326,264
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	146,738	105,831	73,562	53,055
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	5,628,246	(5,628,246)	5,489,100	(5,489,100)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	77,238,037	(234,142)	90,001,229	4,195,190
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	267,368	(267,368)	72,605	(72,605)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	282,850,110	-	431,716,879	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	42,572	(42,572)	398,855	(398,855)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	257,898	230,765	174,307	155,969
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	305,336,443	495,848	425,089,594	3,354,006
0-E	Aerocentro S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,452	1,016	957	670
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	971,055	(971,055)	274,937	(274,937)
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,796	1,257	1,502	1,051
0-E	Cementos Concepción S.A.E.	Paraguay	Related to the subsidiary's shareholder	Sales of products	2,366	1,656	1,287	901
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Contribution of capital	10,328,704	-	-	-
0-E	Cadena Farmacenter S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	14,883	10,418	1,185	829
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	6,320	4,424	6,178	4,325
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	848	593	676	473
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	12,982	9,087	-	-
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	705	493	1,215	850
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	78,996	(78,996)	76,786	(76,786)
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	21,279	14,895	13,338	9,337
0-E	ENEX Paraguay S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	196,738	137,716	77,782	54,447
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	741	518	725	508
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	3,930	2,751	4,744	3,321
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	490	343	284	199
0-E	Habacorp S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	204	143
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	16,543,178	-	16,520,290	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	19,199,831	(19,199,831)	18,793,675	(18,793,675)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	95,279	(95,279)	108,396	(108,396)
0-E	Inversiones BEBINV S.A.	Bolivia	Related to the subsidiary's shareholder	Contribution of capital	1,648,121	-	-	-
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,278	894	732	512
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	9,613	6,729	13,066	9,146
0-E	Pamplona S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,302	912	825	578
0-E	Prana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	348	243	999	699
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	339,904	237,933	37,416	26,191
0-E	Saga Gym S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	541	379	281	197
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	721,098	(721,098)	374,723	(374,723)
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	44,089	30,863	23,405	16,384
0-E	Water Latam S.L.	Spain	Associate controller	Purchase of shares	25,594,237	-	-	-
0-E	Zona Franca Central Cervecera S.A.S.	Bolivia	Joint venture	Contribution of capital	-	-	5,791,718	-

For the years ended December 31, 2021 and 2020, the most significant transactions with related parties are detailed as follows:

Tax ID	Company	Country of origin	Relationship	Transaction	2021		2020
					Amounts	(Charges)/Credits (Effect on Income)	Amounts	(Charges)/Credits (Effect on Income)
					ThCh$	ThCh$	ThCh$	ThCh$
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Shareholder of subsidiary	Loan payment	-	-	10,000	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Shareholder of subsidiary	Loan	-	-	10,000	-
52,000,721-0	Representaciones Chile Beer Kevin Michael Szot E.I.R.L.	Chile	Shareholder of subsidiary	Sale of shares	-	-	42,506	-
76,079,669-7	Minera Antucoya	Chile	Related to the controller's shareholder	Sales of products	-	-	904	641
76,115,132-0	Canal 13 SpA.	Chile	Related to the controller's shareholder	Services received	1,862,501	(1,862,501)	1,333,295	(1,333,295)
76,178,803-5	Viña Tabalí S.A.	Chile	Related to the controller's shareholder	Services provided	2,200	2,200	2,400	2,400
76,313,970-0	Inversiones Irsa Ltda.	Chile	Related to the controller	Dividends paid	19,874,256	-	5,964,834	-
76,380,217-5	Hapag-Lloyd Chile SpA.	Chile	Related to the controller's shareholder	Services received	455,343	-	63,170	-
76,486,051-9	Inversiones Río Elqui SpA.	Chile	Related to non-controlling subsidiary	Loan	25,000	-	-	-
76,727,040-2	Minera Centinela	Chile	Related to the controller's shareholder	Sales of products	-	-	2,691	1,902
76,729,932-K	SAAM Logistics S.A.	Chile	Related to the controller's shareholder	Services received	163,589	-	-	-
76,800,322-K	Yanghe Chile SpA.	Chile	Shareholder of subsidiary	Dividends paid	1,403,236	-	1,338,697	-
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Services received	123,548	(123,548)	86,545	(86,545)
77,051,330-8	Cervecería Kunstmann Ltda.	Chile	Related to non-controlling subsidiary	Sales of products	683,279	528,872	438,916	339,730
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Services received	514,992	(514,992)	475,007	(475,007)
77,755,610-K	Comercial Patagona Ltda.	Chile	Subsidiary of joint venture	Sales of products	9,919,947	6,389,260	7,256,373	4,673,700
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services provided	1,288,570	1,288,570	1,500,292	1,500,292
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Services received	184,143	(184,143)	177,330	(177,330)
78,259,420-6	Inversiones PFI Chile Ltda.	Chile	Shareholder of joint operation	Purchase of products	16,825,818	-	9,978,333	-
79,985,340-K	Cervecera Valdivia S.A.	Chile	Shareholder of subsidiary	Dividends paid	2,446,878	-	2,499,985	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Dividends paid	1,119,455	-	1,033,478	-
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Loan recovery	36,710	3,009	37,013	5,767
81,805,700-8	Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda.	Chile	Shareholder of subsidiary	Sales of products	11,495	7,590	6,468	4,270
90,703,000-8	Nestlé Chile S.A.	Chile	Shareholder of subsidiary	Dividends paid	6,708,433	-	7,590,887	-
91,705,000-7	Quiñenco S.A.	Chile	Controller's shareholder	Sales of products	21,151	14,827	13,829	9,695
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Purchase of products	153,960	(153,960)	124,888	(124,888)
92,011,000-2	Empresa Nacional de Energía Enex S.A.	Chile	Related to the controller's shareholder	Services received	487,171	(487,171)	463,728	(463,728)
93,920,000-2	Antofagasta Minerals S.A.	Chile	Related to the controller's shareholder	Sales of products	3,280	2,433	9,796	7,266
94,625,000-7	Inversiones Enex S.A.	Chile	Related to the controller's shareholder	Sales of products	1,713,899	1,216,904	1,078,599	765,828
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Dividends paid	169,256,200	-	46,345,861	-
96,427,000-7	Inversiones y Rentas S.A.	Chile	Controller	Services provided	9,594	9,594	9,274	9,274
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investments	91,000,000	-	488,700,000	-
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Related to the controller's shareholder	Investment Rescue	116,319,261	17,476,786	483,900,000	73,833
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Purchase of products	3,930,995	-	4,818,549	-
96,591,040-9	Empresas Carozzi S.A.	Chile	Shareholder of joint operation	Sales of products	105,618	99,122	113,971	106,961
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Services received	39,223	(39,223)	17,783	(17,783)
96,657,690-1	Inversiones Punta Brava S.A.	Chile	Related to the controller's shareholder	Sales of products	-	-	734	521
96,689,310-9	Transbank S.A.	Chile	Related to the controller's shareholder	Services received	318,312	(318,312)	279,243	(279,243)
96,798,520-1	SAAM Extraportuario S.A.	Chile	Related to the controller's shareholder	Services received	26,759	-	26,662	-
96,810,030-0	Radiodifusión SpA.	Chile	Related to the controller's shareholder	Services received	284,709	(284,709)	194,185	(194,185)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Purchase of products	18,180,143	-	14,135,192	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Dividends received	1,771,495	-	635,969	-
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Services provided	326,264	326,264	334,106	334,106
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Royalty	5,489,100	(5,489,100)	583,211	(583,211)
96,919,980-7	Cervecería Austral S.A.	Chile	Joint venture	Sales of products	73,562	53,055	51,067	36,831
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Derivatives	90,001,229	4,195,190	157,275,212	(4,262,234)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Interests	72,605	(72,605)	121,403	(121,403)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investments	431,716,879	-	426,057,614	-
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Services received	398,855	(398,855)	401,541	(401,541)
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Investment Rescue	425,089,594	3,354,006	422,665,655	54,456
97,004,000-5	Banco de Chile	Chile	Related to the controller's shareholder	Sales of products	174,307	155,969	145,533	130,223
99,542,980-2	Foods Compañía de Alimentos CCU Ltda.	Chile	Joint venture	Services provided	-	-	27,744	27,744
0-E	Aerocentro S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	957	670	-	-
0-E	Amstel Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	274,937	(274,937)	26,010	(26,010)
0-E	Banco BASA S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,502	1,051	1,788	1,252
0-E	Cadena Farmacenter S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,185	829	-	-
0-E	Cementos Concepción S.A.E.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,287	901	4,823	3,376
0-E	Central Cervecera de Colombia S.A.S.	Colombia	Joint venture	Capital contribution	-	-	19,287,372	-
0-E	Chajha S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	6,178	4,325	15,414	10,790
0-E	Cigar Trading S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	676	473	1,368	958
0-E	Club Libertad	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	14,358	10,050
0-E	Consignataria de Ganado S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	1,215	850	-	-
0-E	Ecor Ltda.	Bolivia	Related to the subsidiary's shareholder	Services received	76,786	(76,786)	140,109	(140,109)
0-E	Emprendimientos Hoteleros S.A.E.C.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	13,338	9,337	14,681	10,277
0-E	Enex Paraguay S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	77,782	54,447	-	-
0-E	Fundación Ramón T. Cartes	Paraguay	Related to the subsidiary's shareholder	Sales of products	725	508	217	152
0-E	Ganadera Las Pampas S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	4,744	3,321	13,611	9,528
0-E	Ganadera Sofía S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	-	-	1,962	1,374
0-E	Gráfica Editorial Inter-Sudamericana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	284	199	464	325
0-E	Habacorp S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	204	143	-	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Purchase of products	16,520,290	-	10,419,088	-
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	License and technical assistance	18,793,675	(18,793,675)	12,444,232	(12,444,232)
0-E	Heineken Brouwerijen B.V.	Netherlands	Related to the controller's shareholder	Services received	108,396	(108,396)	182,716	(182,716)
0-E	Habacorp S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	204	143	-	-
0-E	La Misión S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	732	512	958	671
0-E	Palermo S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	13,066	9,146	4,706	3,294
0-E	Pamplona S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	825	578	-	-
0-E	Prana S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	999	699	1,310	917
0-E	QSR S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	37,416	26,191	40,417	28,293
0-E	Saga Gym S.R.L.	Paraguay	Related to the subsidiary's shareholder	Sales of products	281	197	-	-
0-E	Societé des Produits Nestlé S.A.	Switzerland	Related to the subsidiary's shareholder	Royalty	374,723	(374,723)	671,730	(671,730)
0-E	Tabacalera del Este S.A.	Paraguay	Related to the subsidiary's shareholder	Sales of products	23,405	16,384	14,215	9,950
0-E	Zona Franca Central Cervecera S.A.S.	Colombia	Joint venture	Capital contribution	5,791,718	-	-	-

Disclosure of auditors' remuneration [text block]
The remunerations of Directors and Chief Executives of the Company are composed as follows:

Directors’ remunerations:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Audit's Committee	67,307	71,380	63,120
Directors' Committee	75,494	67,691	64,837
Attendance meetings fee (*)	1,537,747	1,460,776	1,380,976
Dividend Participation (**)	2,646,357	3,004,895	2,097,276

(*) Includes accrued per diem in 2022 of Gabriela Cadenas.
(**) Includes accrued participation in 2022 of Gabriela Cadenas.

Chief Executives’ remunerations:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Directors' Committee	20,084	17,689	16,655
Attendance meetings fee	224,474	226,566	199,798
Dividend Participation	28,009	28,064	27,773